Acquisition (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the fair values of the assets acquired and liabilities assumed as of the acquisition date (in millions):

October 31, 2019
Prepaid expenses and other current assets	$4
Intangible assets	106
Goodwill	305
Accrued expenses and other current liabilities	(3)
Other liabilities	(1)

Total purchase price	$411

Finite-Lived and Indefinite-Lived Intangible Assets Acquired as Part of Business Combination
The following table sets forth the components of identifiable intangible assets acquired (in millions) and their estimated useful lives as of the date of acquisition (in years):

	Estimated Useful Life	October 31, 2019
Existing technology	1.5	$45
Vendor relationships	13.0	45
Courier relationships	1.5	1
Customer relationships	3.0	9
Trade name and trademarks	3.0	6

Total acquired intangible assets		$106

Pro Forma Information	The unaudited pro forma results were as follows (in millions):

	Year Ended December 31,
	2018	2019
Revenue	$361	$971
Net loss	(291)	(726)